Inventories	12 Months Ended
Dec. 31, 2020
Text Block [Abstract]
Inventories
(11)	Inventories

($ in millions)	As of Dec. 31, 2020	As of Dec. 31, 2019
Chemical products inventories	109.4	93.7
Equipment inventories	52.8	41.1
Valuation allowance on chemical product inventories	(4.8)	(3.3)
Valuation allowance on Equipment inventories	(12.0)	(6.7)

Total	145.4	124.7

Inventories comprise of the following:

($ in millions)	As of Dec. 31, 2020	As of Dec. 31, 2019
Raw materials	76.7	36.8
Finished and unfinished goods	68.7	87.9

Total	145.4	124.7